14. SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company has performed an evaluation of events occurring subsequent to the period end through the filing date of this report. Based on our evaluation, nothing other than the events described below need to be disclosed.

Employment Agreement of Mark L. Baum, Esq. as Chief Executive Officer

On April 1, 2012, the Company’s Board of Directors (the “Board”) appointed Mr. Mark L. Baum, Esq. as the Company’s Chief Executive Officer.  Mr. Baum has served as the Company’s Chairman of the Board of Directors and its Principal Executive Officer and Secretary since December 17, 2011.  Concurrently with Mr. Baum’s appointment to Chief Executive Officer, Mr. Baum resigned from his position as Chairman of the Board.  Mr. Baum will continue to serve as a member of the Company’s Board of Directors and as the Company’s Secretary.  Concurrent with his appointment as Chief Executive Officer, the Company and Mr. Baum entered into an employment agreement effective as of April 1, 2012 (the “Baum Employment Agreement”). Under the terms of the Baum Employment Agreement, Mr. Baum’s initial base annual salary is to be $200,400, with a minimum salary increase of no less than 15% annually, subject to an annual review by the Board. Mr. Baum may be eligible, at the sole discretion of the Board, to receive an annual cash bonus of up to 30% of his annual base salary beginning in the fiscal year ending 2013. Mr. Baum may be terminated by the Company at any time. At the effective date of the Baum Employment Agreement, Mr. Baum and the Company recognize that the Company does not have the financial capacity to offer a full typical Chief Executive Officer severance package.  However, upon the closing of a Qualified Transaction, defined as (i) a debt or equity financing in which gross proceeds to the Company equals or exceeds $10 million; or (ii) completes a corporate partnership transaction that includes gross proceeds to the Company of at least $10 million to support the Company’s general and administrative expenses (each a “Qualified Transaction”), a severance package of at least one year’s pay and continued Company paid healthcare expenses will automatically be instituted.

Also on April 1, 2012, the Company granted to Mr. Baum an option to purchase up to 300,000 shares of Common Stock at an exercise price of $0.90 per share under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance and an additional 9,375 options vesting monthly for the next twenty-four months thereafter. In the event of an involuntary termination of Mr. Baum’s employment, the options issued pursuant to the Baum Option Agreement will vest immediately upon such termination.

Concurrently with Mr. Baum’s resignation as Chairman of the Board, on April 1, 2012, the Company’s Board appointed current director Dr. Robert Kammer as Chairman of the Board.

Advisory Agreement with Dr. Robert Kammer

Effective April 1, 2012, the Company entered into an advisory agreement with director Dr. Robert Kammer (the “Advisory Agreement”) pursuant to which Dr. Kammer will provide certain services to the Company in addition to his services as a director, including, but not limited to, providing management and advice regarding the operations of the registration clinical trials including start-up and on-going clinical operational and development activities, manufacturing and quality control of the clinical and commercial supplies, project and operational management, assistance in the identification of new drug delivery technologies that may be available for acquisition or license and assistance in the development of the Company’s intellectual property. Under the terms of the Advisory Agreement, Dr. Kammer is to be compensated $10,000 per month in the form of Common Stock based on $0.90 price per share being allocated to each dollar of payment due to Dr. Kammer.  Upon the completion of a financing transaction yielding not less than $15,000,000 to the Company, Dr. Kammer may unilaterally choose to be paid in either cash or Common Stock, based on the same $0.90 price per share. The Advisory Agreement has a term of 2 years.

Director Option Grants

On April 1, 2012, the Board of Directors approved the issuance of options to purchase 125,000 shares of Common Stock to each of the Company’s directors, including the Company’s employee and non-employee directors, under the 2007 Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  Each of the options has an exercise price of $0.90 per share.  The options have a term of five years and vest quarterly over a one year period, such that options to purchase 31,250 shares vest on each of June 30, 2012, September 30, 2012, December 31, 2012 and March 31, 2013.

On April 1, 2012, in connection with his appointment as Chairman, the Company granted to Dr. Kammer an additional option to purchase up to 300,000 shares of Common Stock at an exercise price of $0.90 per share under the 2007 Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance, and an additional 9,375 options vesting monthly for the next twenty four months thereafter.

On April 1, 2012, in recognition and consideration for his services as a director to the Company during 2010 and 2011, the Board approved the issuance to Dr. Jeff Abrams of an additional option to purchase 300,000 shares of the Company’s common stock with an exercise price of $0.90 per share under the 2007 Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option has a ten year term and vests monthly over a one year period.

Private Placement Offering

On April 20, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain accredited investors (the “Investors”) relating to the sale and issuance of 10,058,455 units (each, a “Unit”) consisting of one share of the Company’s common stock (“Common Stock”) and a warrant (each, a “Warrant”) to purchase up to one-fourth of a share of the Company’s Common Stock at an exercise price of $1.185 per share, at a price per Unit of $0.79 (the “Private Placement”).  The Private Placement closed on April 25, 2012 (the “Closing Date”).  In connection with the Private Placement, the Company issued an aggregate of 10,058,455 shares of Common Stock and Warrants to purchase an aggregate of 2,514,642 shares of Common Stock, for aggregate gross proceeds to the Company of approximately $7.95 million.

The Warrants have a term of three years and are exercisable any time after April 25, 2012 (the “Initial Exercise Date”).  The Company may require that the Investors exercise the Warrants in whole, but not in part, at any time within twenty (20) business days after the occurrence of the following: (i) the volume weighted average price of the Company’s Common Stock for ten (10) consecutive trading days is equal to or greater than the exercise price of the Warrant; (ii) the Company has received a Filing Review Notification from the U.S. Food and Drug Administration regarding the status of the Company’s Impracor topical non-steroidal anti-inflammatory drug; and (iii) sufficient shares of Common Stock are authorized and reserved for issuance upon the full exercise of the Warrant.

DermaStar Line of Credit Conversion

As described in Note 4, the Company entered into the Line of Credit Agreement with DermaStar on December 9, 2011.  The Line of Credit Agreement provided for advances to the Company of up to an aggregate of $750,000.  As of April 20, 2012, the aggregate principal balance owing under the Line of Credit was $750,000.  Effective April 20, 2012, the Company and DermaStar entered into a Promissory Note Conversion Agreement (the “Conversion Agreement”) wherein the parties agreed that the entire outstanding principal balance of the Promissory Notes and all related accrued interest, totaling $762,534, would be converted into Units at a rate of $0.79 per Unit, consistent with the terms of the issuance of the Units in the Private Placement, effective upon the closing of the Private Placement.  On the Closing Date, DermaStar was issued a total of 965,233 shares of Common Stock and a related Warrant to purchase an aggregate of 241,308 shares of Common Stock at an exercise price of $1.185 per share upon conversion of the outstanding principal balance and unpaid interest under the Line of Credit. The warrant issued to DermaStar is substantially the same as the form of Warrant issued in the Private Placement.  The Line of Credit has since been terminated.